Condensed Consolidated Statements of Equity (Deficit) - USD ($)	Total	Restricted Stock Units [Member]	Reverse Stock Split [Member]	CP BF [Member]	CP BF [Member] Reverse Stock Split [Member]	1800 Diagonal Lending LLC [Member]	1800 Diagonal Lending LLC [Member] Reverse Stock Split [Member]	3i, LP [Member]	3i, LP [Member] Reverse Stock Split [Member]	Agile [Member]	Agile [Member] Reverse Stock Split [Member]	Chief Executive Officer [Member]	Chief Executive Officer [Member] Reverse Stock Split [Member]	Related Party [Member]	Yorkville [Member]	Preferred Stock [Member] Series A Preferred Stock [Member]	Preferred Stock [Member] Series A Preferred Stock [Member] Restricted Stock Units [Member]	Preferred Stock [Member] Series A Preferred Stock [Member] Reverse Stock Split [Member]	Preferred Stock [Member] Series A Preferred Stock [Member] CP BF [Member]	Preferred Stock [Member] Series A Preferred Stock [Member] CP BF [Member] Reverse Stock Split [Member]	Preferred Stock [Member] Series A Preferred Stock [Member] 1800 Diagonal Lending LLC [Member]	Preferred Stock [Member] Series A Preferred Stock [Member] 1800 Diagonal Lending LLC [Member] Reverse Stock Split [Member]	Preferred Stock [Member] Series A Preferred Stock [Member] 3i, LP [Member]	Preferred Stock [Member] Series A Preferred Stock [Member] 3i, LP [Member] Reverse Stock Split [Member]	Preferred Stock [Member] Series A Preferred Stock [Member] Agile [Member]	Preferred Stock [Member] Series A Preferred Stock [Member] Agile [Member] Reverse Stock Split [Member]	Preferred Stock [Member] Series A Preferred Stock [Member] Chief Executive Officer [Member]	Preferred Stock [Member] Series A Preferred Stock [Member] Chief Executive Officer [Member] Reverse Stock Split [Member]	Preferred Stock [Member] Series FE Preferred Stock [Member]	Preferred Stock [Member] Series FE Preferred Stock [Member] Restricted Stock Units [Member]	Preferred Stock [Member] Series FE Preferred Stock [Member] Reverse Stock Split [Member]	Preferred Stock [Member] Series FE Preferred Stock [Member] CP BF [Member]	Preferred Stock [Member] Series FE Preferred Stock [Member] CP BF [Member] Reverse Stock Split [Member]	Preferred Stock [Member] Series FE Preferred Stock [Member] 1800 Diagonal Lending LLC [Member]	Preferred Stock [Member] Series FE Preferred Stock [Member] 1800 Diagonal Lending LLC [Member] Reverse Stock Split [Member]	Preferred Stock [Member] Series FE Preferred Stock [Member] 3i, LP [Member]	Preferred Stock [Member] Series FE Preferred Stock [Member] 3i, LP [Member] Reverse Stock Split [Member]	Preferred Stock [Member] Series FE Preferred Stock [Member] Agile [Member]	Preferred Stock [Member] Series FE Preferred Stock [Member] Agile [Member] Reverse Stock Split [Member]	Preferred Stock [Member] Series FE Preferred Stock [Member] Chief Executive Officer [Member]	Preferred Stock [Member] Series FE Preferred Stock [Member] Chief Executive Officer [Member] Reverse Stock Split [Member]	Preferred Stock [Member] Series FE Preferred Stock [Member] Related Party [Member]	Preferred Stock [Member] Series FE Preferred Stock [Member] Yorkville [Member]	Preferred Stock [Member] Series B Preferred Stock [Member]	Preferred Stock [Member] Series B Preferred Stock [Member] Related Party [Member]	Preferred Stock [Member] Series B Preferred Stock [Member] Yorkville [Member]	Common Stock [Member]	Common Stock [Member] Private Placement [Member]	Common Stock [Member] Restricted Stock Units [Member]	Common Stock [Member] Reverse Stock Split [Member]	Common Stock [Member] CP BF [Member]	Common Stock [Member] CP BF [Member] Reverse Stock Split [Member]	Common Stock [Member] 1800 Diagonal Lending LLC [Member]	Common Stock [Member] 1800 Diagonal Lending LLC [Member] Reverse Stock Split [Member]	Common Stock [Member] 3i, LP [Member]	Common Stock [Member] 3i, LP [Member] Reverse Stock Split [Member]	Common Stock [Member] Agile [Member]	Common Stock [Member] Agile [Member] Reverse Stock Split [Member]	Common Stock [Member] Chief Executive Officer [Member]	Common Stock [Member] Chief Executive Officer [Member] Reverse Stock Split [Member]	Common Stock [Member] Related Party [Member]	Common Stock [Member] Yorkville [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Restricted Stock Units [Member]	Additional Paid-in Capital [Member] Reverse Stock Split [Member]	Additional Paid-in Capital [Member] CP BF [Member]	Additional Paid-in Capital [Member] CP BF [Member] Reverse Stock Split [Member]	Additional Paid-in Capital [Member] 1800 Diagonal Lending LLC [Member]	Additional Paid-in Capital [Member] 1800 Diagonal Lending LLC [Member] Reverse Stock Split [Member]	Additional Paid-in Capital [Member] 3i, LP [Member]	Additional Paid-in Capital [Member] 3i, LP [Member] Reverse Stock Split [Member]	Additional Paid-in Capital [Member] Agile [Member]	Additional Paid-in Capital [Member] Agile [Member] Reverse Stock Split [Member]	Additional Paid-in Capital [Member] Chief Executive Officer [Member]	Additional Paid-in Capital [Member] Chief Executive Officer [Member] Reverse Stock Split [Member]	Additional Paid-in Capital [Member] Related Party [Member]	Additional Paid-in Capital [Member] Yorkville [Member]	AOCI Attributable to Parent [Member]	AOCI Attributable to Parent [Member] Restricted Stock Units [Member]	AOCI Attributable to Parent [Member] Reverse Stock Split [Member]	AOCI Attributable to Parent [Member] CP BF [Member]	AOCI Attributable to Parent [Member] CP BF [Member] Reverse Stock Split [Member]	AOCI Attributable to Parent [Member] 1800 Diagonal Lending LLC [Member]	AOCI Attributable to Parent [Member] 1800 Diagonal Lending LLC [Member] Reverse Stock Split [Member]	AOCI Attributable to Parent [Member] 3i, LP [Member]	AOCI Attributable to Parent [Member] 3i, LP [Member] Reverse Stock Split [Member]	AOCI Attributable to Parent [Member] Agile [Member]	AOCI Attributable to Parent [Member] Agile [Member] Reverse Stock Split [Member]	AOCI Attributable to Parent [Member] Chief Executive Officer [Member]	AOCI Attributable to Parent [Member] Chief Executive Officer [Member] Reverse Stock Split [Member]	Retained Earnings [Member]	Retained Earnings [Member] Restricted Stock Units [Member]	Retained Earnings [Member] Reverse Stock Split [Member]	Retained Earnings [Member] CP BF [Member]	Retained Earnings [Member] CP BF [Member] Reverse Stock Split [Member]	Retained Earnings [Member] 1800 Diagonal Lending LLC [Member]	Retained Earnings [Member] 1800 Diagonal Lending LLC [Member] Reverse Stock Split [Member]	Retained Earnings [Member] 3i, LP [Member]	Retained Earnings [Member] 3i, LP [Member] Reverse Stock Split [Member]	Retained Earnings [Member] Agile [Member]	Retained Earnings [Member] Agile [Member] Reverse Stock Split [Member]	Retained Earnings [Member] Chief Executive Officer [Member]	Retained Earnings [Member] Chief Executive Officer [Member] Reverse Stock Split [Member]	Retained Earnings [Member] Related Party [Member]	Retained Earnings [Member] Yorkville [Member]	Series FE Preferred Stock [Member] Series A Preferred Stock [Member]	Series FE Preferred Stock [Member] Series A Preferred Stock [Member] Reverse Stock Split [Member]
Balance at Dec. 31, 2023	$ (31,876,129)																																																														$ 14,890,195																												$ (46,766,324)
Balance, shares at Dec. 31, 2023																																															1,293
Conversion of convertible notes - related party														$ 2,540,091																																																														$ 2,540,091
Conversion of convertible notes-related party, shares																																																			314		1,204		12,829		1,164				9
Stock-based compensation	1,165,680																																																														1,165,680
Exercise of RSUs to Board of Director members
Exercise of RSUs to board of director members, shares																																															40
Shares issued to GEM	784,943																																																														784,943
Shares issued to GEM, shares																																															95
Net loss	(31,513,389)																																																																																										(31,513,389)
Balance at Dec. 31, 2024	(2,763,802)		$ (2,764,000)																																																												75,515,911		$ 75,516,000																										(78,279,713)		$ (78,280,000)
Balance, shares at Dec. 31, 2024																													1																		4,098			4,098																																																								1
Effect of reverse stock split
Effect of reverse stock split, shares																																															95
Shares issued to Yorkville for convertible notes	4,130,000																																																														4,130,000
Shares issued to Yorkville for convertible notes, shares																																															227
Shares issued to Yorkville for commitment fee	500,000																																																														500,000
Shares issued to Yorkville for commitment fee, shares																																															7
Shares issued to Yorkville for redemption premium															$ 115,800																																																														$ 115,800
Shares issued to Yorkville for redemption premium, shares																																															6
Shares issued to Roth for advisory fee	578,833																																																														578,833
Shares issued to Roth for advisory fee, shares																																															19
Shares issued for marketing expense	334,772																																																														334,772
Shares issued for marketing expense, shares																																															5
Forfeiture of sponsor shares
Forfeiture of sponsor shares, shares																																															(1)
Issuance of common stock and warrants, net of issuance costs	6,257,368																																																														6,257,368
Issuance of common stock and warrants, net of issuance costs, shares																																															52
Incremental fair value of Series A and Series B warrant modification	418,360																																																														418,360
Deemed dividend - Series A and Series B warrant modification	(418,360)																																																														(418,360)
Shares issued for exercise of Pre-Funded warrants	866																																																														866
Shares issued for exercise of pre-funded warrants, shares																																															87
Shares, warrants and pre-funded warrants issued to CP BF on modification of CP BF debt agreement	1,287,003																																																														1,287,003
Shares, warrants and pre-funded warrants issued to CP BF on modification of CP BF debt agreement, shares																																															165
Premium issued as part of CP BF debt modification	4,079,225																																																														4,079,225
Issuance of warrants to CP BF, net of issuance costs	2,763,161																																																														2,763,161
Shares issued to MZHCI for investor relations services	94,800																																																														94,800
Shares issued to MZHCI for investor relations services, shares																																															12
Shares issued to J.V.B for payment of outstanding debt	115,000																																																														115,000
Shares issued to J.V.B for payment of outstanding debt, shares																																															15
Shares, warrants and pre-funded warrants issued to Alco on settlement of Alco promissory notes	8,866,620																																																														8,866,620
Shares, warrants and pre-funded warrants issued to Alco on settlement of Alco promissory notes, shares																																															141
Derecognition of Cantor fee	4,000,000																																																														4,000,000
Class A Shares issued for OpenReel acquisition	1,526,115																																																														1,526,115
Class A shares issued for openreel acquisition, shares																																															465
Pre-Funded Warrants issued for OpenReel acquisition	19,300,805																																																														19,300,805
Series FE Preferred Stock issued for OpenReel acquisition
Series FE Preferred Stock issued for openreel acquisition, shares																													1
Shares issued to Hudson for consulting fee	166,501																																																														166,501
Shares issued to hudson for consulting fee, shares																																															23
Conversion of convertible notes - CP BF	216,284																																																														216,284
Conversion of convertible notes - CP BF, shares																																															28
Shares issued to Perkins Coie LLP for payment of outstanding debt	919,700																																																														919,700
Shares issued to Perkins Coie LLP for payment of outstanding debt, shares																																															300
Issuance of shares to Yorkville under the SEPA agreement	880,943																																																														880,943
Issuance of shares to Yorkville under the SEPA agreement, shares																																															275
Shares issued for exercise of pre-funded warrants - HCW PIPE	1,176																																																														1,176
Shares issued for exercise of pre-funded warrants - HCW PIPE, shares																																															588
Shares issued for exercise of pre-funded warrants - CP BF	30																																																														30
Shares issued for exercise of pre-funded warrants - CP BF, shares																																															152
Shares issued to Yorkville under the SEPA			13,592,000																																																														13,592,000
Issuance of shares to yorkville under the SEPA ,shares																																															6,324
Stock-based compensation			1,093,000																																																														1,093,000
Exercise of RSUs to Board of Director members
Exercise of RSUs to board of director members, shares																																																	387
Shares issued to GEM			330,000																																																														330,000
Shares issued to GEM, shares																																																321
Net loss	(11,572,000)		(11,572,000)																																																																																										(11,572,000)
Balance at Jun. 30, 2025	3,023,000																																																														92,875,000																												(89,852,000)
Balance, shares at Jun. 30, 2025																																															12,393
Shares issued for payment to Hudson			632,000																																																														632,000
Shares issued for payment to hudson, shares																																															275
Exercise of warrants
Exercise of warrants, shares																																															524
Shares issued for payment to Verista			50,000																																																														50,000
Shares issued for payment to verista, shares																																															15
Shares issued for Vidello acquisition			1,662,000																																																														1,662,000
Shares issued for Vidello acquisition, shares																																															449
Balance at Dec. 31, 2024	(2,763,802)		(2,764,000)																																																												75,515,911		75,516,000																										(78,279,713)		(78,280,000)
Balance, shares at Dec. 31, 2024																													1																		4,098			4,098																																																								1
Shares issued to Yorkville under the SEPA	18,603,220																																														$ 1																18,603,219
Issuance of shares to yorkville under the SEPA ,shares																																															14,411
Conversion of convertible notes - related party				$ 165,461		$ 457,493		$ 4,343,116		$ 284,000																																													$ 1											$ 165,461		$ 457,493		$ 4,343,115		$ 284,000
Stock-based compensation	2,679,231																																																														2,679,231
Exercise of RSUs to Board of Director members
Exercise of RSUs to board of director members, shares																																																	1,005
Shares issued to GEM	329,996																																																														329,996
Shares issued to GEM, shares																																																321
Currency translation adjustment	(85,377)																																																																													(85,377)
Net loss	(22,492,075)																																																																																										(22,492,075)
Balance at Dec. 31, 2025	$ 8,055,001		8,055,000																																												$ 5																108,912,161		108,912,000													(85,377)		(85,000)											(100,771,788)		(100,772,000)
Balance, shares at Dec. 31, 2025	52,732																												1																		52,732			52,732
Shares issued for payment to Hudson	$ 974,261																																																														974,261
Shares issued for payment to hudson, shares																																															653
Exercise of warrants
Exercise of warrants, shares																																															524
Shares issued under ATM	3,429,257																																														$ 1																3,429,256
Shares issued under ATM, shares																																															9,082
Shares issued for payment to Verista	49,800																																																														49,800
Shares issued for payment to verista, shares																																															15
Shares issued for Vidello acquisition	1,661,677																																																														1,661,677
Shares issued for Vidello acquisition, shares																																															449
Shares issued to FE																																															$ 1
Shares issued to FE, shares																																															5,883
Shares issued for payment to Houlihan	30,810																																																														30,810
Shares issued for payment to houlihan, shares																																															65
Shares issued for payment to Perkins Coie	365,300																																														$ 1																365,299
Shares issued for payment to Perkins Coie, shares																																															650
Shares issued for payment to Acorn	22,632																																																														22,632
Shares issued for payment to Acorn, shares																																															65
Premium issued as part of CP BF debt modification
Derecognition of Cantor fee
Balance at Mar. 31, 2025	2,944,000																																																														84,868,000																												(81,924,000)
Balance, shares at Mar. 31, 2025																																															7,344
Shares issued to Yorkville under the SEPA	6,521,000																																																														6,521,000
Issuance of shares to yorkville under the SEPA ,shares																																															3,786
Stock-based compensation	756,000																																																														756,000
Exercise of RSUs to Board of Director members
Exercise of RSUs to board of director members, shares																																																	218
Shares issued to GEM	330,000																																																														330,000
Shares issued to GEM, shares																																																321
Net loss	(7,928,000)																																																																																										(7,928,000)
Balance at Jun. 30, 2025	3,023,000																																																														92,875,000																												(89,852,000)
Balance, shares at Jun. 30, 2025																																															12,393
Shares issued for payment to Hudson	400,000																																																														400,000
Shares issued for payment to hudson, shares																																															200
Exercise of warrants
Exercise of warrants, shares																																															524
Balance at Dec. 31, 2025	$ 8,055,001		8,055,000																																												$ 5																108,912,161		108,912,000													(85,377)		(85,000)											(100,771,788)		(100,772,000)
Balance, shares at Dec. 31, 2025	52,732																												1																		52,732			52,732
Adjustment for reverse stock split			1,000																																																														1,000
Adjustment for reverse stock split ,shares																																															7
Shares issued to Yorkville under the SEPA			5,505,000																																																														5,505,000
Issuance of shares to yorkville under the SEPA ,shares																																															122,815
Conversion of convertible notes - related party					$ 567,000		$ 534,000		$ 3,963,000		$ 1,897,000																																																								$ 567,000		$ 534,000		$ 3,963,000		$ 1,897,000
Conversion of convertible notes-related party, shares																																																			11,183		6,026		28,835		30,345
Stock-based compensation			2,411,000																																																														2,411,000
Exercise of RSUs to Board of Director members
Exercise of RSUs to board of director members, shares																																																	4,159
Shares issued to GEM													$ 125,000																																																														$ 125,000
Shares issued to GEM, shares																																																											2,230
Modification of CEO Award from equity to liability (see Note 15)			(106,000)																																																														(106,000)
Currency translation adjustment			24,000																																																																													24,000
Net loss	$ (13,382,000)		$ (13,382,000)																																																																																										(13,382,000)
Balance at Jun. 30, 2026	12,230,000																																																														126,445,000															(61,000)													(114,154,000)
Balance, shares at Jun. 30, 2026			269,058																																												269,058
Shares issued under ATM			$ 2,636,000																																																														$ 2,636,000
Shares issued under ATM, shares																																															10,726
Balance at Mar. 31, 2026	8,097,000																																																														117,346,000															(60,000)													(109,189,000)
Balance, shares at Mar. 31, 2026																																															86,736
Adjustment for reverse stock split	1,000																																																														1,000
Adjustment for reverse stock split ,shares																																															7
Shares issued to Yorkville under the SEPA	4,808,000																																																														4,808,000
Issuance of shares to yorkville under the SEPA ,shares																																															119,640
Conversion of convertible notes - related party				$ 567,000		$ 142,000		$ 1,228,000		$ 1,231,000																																																								$ 567,000		$ 142,000		$ 1,228,000		$ 1,231,000
Conversion of convertible notes-related party, shares																																																			11,183		3,645		14,455		27,414
Stock-based compensation	1,103,000																																																														1,103,000
Exercise of RSUs to Board of Director members
Exercise of RSUs to board of director members, shares																																																	3,748
Shares issued to GEM												$ 125,000																																																														$ 125,000
Shares issued to GEM, shares																																																											2,230
Modification of CEO Award from equity to liability (see Note 15)	(106,000)																																																														(106,000)
Currency translation adjustment	(1,000)																																																																													(1,000)
Net loss	(4,965,000)																																																																																										(4,965,000)
Balance at Jun. 30, 2026	$ 12,230,000																																																														$ 126,445,000															$ (61,000)													$ (114,154,000)
Balance, shares at Jun. 30, 2026			269,058																																												269,058